CONVERTIBLE DEBT (Details 2) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Convertible Notes [Roll Forward]
Balance at end	$ 4,827
Unsecured Convertible Promissory Notes [Member]
Convertible Notes [Roll Forward]
Balance at beginning	475	$ 393
Accreted interest, net of interest paid	55	82
Balance at end	$ 530	$ 475